Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 6.4	$ 12.2
Gross unrecognized tax benefits	29.9	15.7
Unrecognized tax benefits, accrued interest	1.2
Tax position, change is reasonably possible in the next twelve month	18.6
State
Income Tax Disclosure [Line Items]
Prepaid income taxes	6.4
Federal
Income Tax Disclosure [Line Items]
Prepaid income taxes	$ 16.5